Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	85
Total	85

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd.(also known as Shengda Group), to Shanghai Feiyou, and ordered the restoration of the equity ownership.

Shanghai Feiyou has filed an appeal against the judgment, and the case has been accepted for second-instance review. As of the issuance date of the consolidated financial statements, the appeal remains pending and the ultimate outcome of the case cannot be reasonably estimated. Considering the amount of the plaintiff’s claim against Shengda Group, Shanghai Feiyou’s shareholding percentage in SunCar Online, and the concerted action arrangements between Shanghai Feiyou and other shareholders, the Group believes that this dispute will not affect Shanghai Feiyou’s effective control over SunCar Online, and is not expected to have a material impact on the consolidated financial statements.

On April 25, 2025, the Red Romance Investment Limited (“Red Romance”) filed a civil lawsuit against the Group. Red Romance alleged that they entered a consulting service contract with the Group for the provision of financing-related services in August 2023, which the Group allegedly breached. Red Romance is seeking payment of consulting fees, damages for breach of contract and associated protection costs. As of the issuance date of these consolidated financial statements, the litigation remains under adjudication. The Group believes that this litigation is not expected to have a material impact on the consolidated financial statements.

Except for the events mentioned, in the opinion of management, there were no other pending or threatened claims and litigation as of June 30, 2025 and through the issuance date of these consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of other cloud infrastructure and artificial intelligence platform. Total capital commitment contracted but not yet reflected in the consolidated financial statements as of June 30, 2025 was $36,337, of which $18,888 was expected to be paid within 1 year and $17,449 was expected to be paid more than 1 year.